SPDR® Series Trust

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

(the “Fund”)

Supplement dated January 29, 2018 to the Prospectus

dated October 31, 2017, as supplemented

Effective immediately, the Prospectus is revised as follows:

1)	The information in the “PORTFOLIO MANAGERS” section on page 132 is replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Kyle Kelly, Frank Miethe and Christopher DiStefano.

Kyle Kelly, CFA, FRM, is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2007.

Frank Miethe, CFA, is a Principal of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.

Christopher DiStefano is a Vice President of the Adviser and a Portfolio Manager in the Fixed Income Beta Solutions Group. He joined the Adviser in 2010.

2)	The reference to Thomas Connelley in the “Portfolio Managers” table on page 169 with respect to the Fund is replaced with Frank Miethe.

3)	The biographical information for Thomas Connelley on page 170 is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FLRNPROSUPP2018

SPDR® Series Trust

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

(the “Fund”)

Supplement dated January 29, 2018 to the Statement of Additional Information (“SAI”)

dated October 31, 2017, as supplemented

Effective immediately, the SAI is revised as follows:

1)	The reference to Thomas Connelley in the “PORTFOLIO MANAGERS” table on page 42 with respect to the Fund is replaced with Frank Miethe.

2)	The “Other Accounts Managed” table on page 43 is revised to delete the reference to Thomas Connelley and replace the information referencing Frank Miethe with the following:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts	Assets Managed (billions)*	Total Asset Managed (billions)
Frank Miethe†	12	$23.18	110	$61.37	158	$60.81	$145.36

*	There are no performance-based fees associated with these accounts.
†	Data provided for Frank Miethe is as of September 30, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FLRNSAISUPP2018